Acquisitions	12 Months Ended
Dec. 31, 2017
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Acquisitions

13 Acquisitions

During the year, a number of acquisitions were made. The net assets of the businesses acquired are incorporated at their fair value to the Group. Provisional fair values of the consideration given and of the assets and liabilities acquired are summarised below:

	Fair value	Fair value	Fair value
	2017 £m	2016 £m	2015 £m
Goodwill	77	222	100
Intangible assets	56	189	111
Property, plant and equipment	–	1	–
Current assets	3	12	9
Current liabilities	(16)	(20)	(23)
Deferred tax	(2)	(35)	(19)
Net assets acquired	118	369	178
Consideration (after taking account of £7m (2016: £10m; 2015: £3m) net cash acquired)	118	369	178
Less: consideration deferred to future years	(1)	(15)	(20)
Less: acquisition date fair value of equity interest	–	(18)	–
Net cash flow	117	336	158

Goodwill, being the excess of the consideration over the net tangible and intangible assets acquired, represents benefits which do not qualify for recognition as intangible assets, including: the ability of a business to generate higher returns than individual assets; skilled workforces; and acquisition synergies that are specific to the Group. In addition, goodwill arises on the recognition of deferred tax liabilities in respect of intangible assets for which amortisation does not qualify for tax deductions.

The fair values of the assets and liabilities acquired in the last 12 months are provisional pending the completion of the valuation exercises. Final fair values will be incorporated in the 2018 consolidated financial statements. There were no significant adjustments to the provisional fair values of prior year acquisitions established in 2016.

The businesses acquired in 2017 contributed £12m to revenue, increased adjusted operating profit by £2m, decreased net profit by £6m and contributed nil to net cash inflow from operating activities for the part year under the Group’s ownership and before taking account of acquisition financing costs. Had the businesses been acquired at the beginning of the year, on a pro forma basis the Group revenues, adjusted operating profit and net profit attributable to RELX PLC and RELX NV shareholders for the year would have been £7,368m, £2,288m and £1,662m respectively, before taking account of acquisition financing costs.